AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 88.3%
Long-Term Municipal Bonds – 88.3%
Alabama – 1.0%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$110	$126,801
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	595	662,372

		789,173

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	135	172,076

Arizona – 0.5%
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	202	213,400
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	100	93,383
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona) Series 2014 5.00%, 07/01/2044	100	106,783

		413,566

California – 3.2%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2037	175	203,308
California Housing Finance Series 20192 4.00%, 03/20/2033	159	173,814
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2040	250	290,795
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	250	260,145
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018A 5.50%, 12/01/2058(a)	250	278,120
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	1,305	1,333,566

		2,539,748

	Principal Amount (000)	U.S. $ Value

Colorado – 3.3%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	$615	$620,892
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	540	657,596
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015B 5.00%, 09/01/2030	200	231,332
Copper Ridge Metropolitan District 5.00%, 12/01/2039	500	476,150
Vauxmont Metropolitan District AGM 5.00%, 12/15/2028	380	448,369
5.00%, 12/01/2050(b)	100	121,946

		2,556,285

Connecticut – 1.1%
City of New Haven CT Series 2018A 5.50%, 08/01/2038	615	732,194
State of Connecticut Series 2018A 3.75%, 09/15/2020	100	100,351

		832,545

District of Columbia – 0.1%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016A 5.00%, 06/01/2041	100	110,374

Florida – 5.6%
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	103,251
Citizens Property Insurance, Inc. Series 2015A 5.00%, 06/01/2022	310	328,780
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2053	1,000	280,360
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015A 5.00%, 06/01/2028	780	920,891
County of Miami-Dade FL Aviation Revenue Series 2015A 5.00%, 10/01/2031	265	307,829
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2036	230	139,707

	Principal Amount (000)	U.S. $ Value

North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	$270	$312,288
Pinellas County Industrial Development Authority 5.00%, 07/01/2039	505	569,948
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	655	757,272
Village Community Development District No. 13 3.55%, 05/01/2039	635	647,433

		4,367,759

Georgia – 1.6%
City of Atlanta GA Department of Aviation Series 2012A 5.00%, 01/01/2031	310	327,540
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	760	831,713
Municipal Electric Authority of Georgia 5.00%, 01/01/2038	100	122,433

		1,281,686

Guam – 0.3%
Territory of Guam 5.00%, 11/15/2031	240	254,393

Illinois – 10.4%
Chicago Board of Education Series 2010 6.319%, 11/01/2029	325	338,598
Series 2012A 5.00%, 12/01/2042	240	244,409
Series 2019A 5.00%, 12/01/2029-12/01/2030	200	227,198
Series 2019B 5.00%, 12/01/2033	100	112,374
Chicago O’Hare International Airport Series 2015C 5.00%, 01/01/2034	335	378,795
Series 2017B 5.00%, 01/01/2035	725	865,527
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035	100	106,013
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.33%, 05/15/2048	85	55,250
Series 2016C 2.00%, 05/15/2055(c) (d)	15	150
Illinois Finance Authority (Plymouth Place, Inc.) Series 2015 5.25%, 05/15/2050	100	101,852

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2035	$250	$285,212
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	640	714,509
Series 2015B 5.00%, 12/15/2045	600	631,464
State of Illinois Series 2013 5.50%, 07/01/2025	270	294,367
Series 2016 5.00%, 02/01/2024	375	409,271
Series 2017D 5.00%, 11/01/2026-11/01/2027	930	1,067,702
Series 2018A 5.00%, 10/01/2027	1,000	1,155,450
Series 2019B 5.00%, 11/01/2031	1,000	1,171,130

		8,159,271

Indiana – 0.8%
Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 03/01/2030	190	201,123
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2040	100	107,565
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	350	324,996

		633,684

Iowa – 0.4%
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018A 5.00%, 05/15/2048	325	338,624

Kentucky – 2.9%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2034	385	416,731
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2037	175	203,861
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2039	160	180,659

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	$65	$65,015
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	425	468,125
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	600	689,832
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	267,874

		2,292,097

Louisiana – 3.6%
City of New Orleans LA Water System Revenue Series 2014 5.00%, 12/01/2034	100	116,285
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	806,038
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023(c) (d) (e)	250	2
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) 5.00%, 07/01/2059	1,335	1,496,842
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2043	215	249,116
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	100	119,290

		2,787,573

Maine – 0.4%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	100	109,353
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 7.50%, 07/01/2032	165	171,394

		280,747

	Principal Amount (000)	U.S. $ Value

Maryland – 2.4%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	$150	$156,900
Maryland Economic Development Corp. (Air Cargo Obligated Group) 4.00%, 07/01/2044	600	656,334
Maryland Economic Development Corp. (Bowie State University) 5.00%, 07/01/2055	1,000	1,072,210

		1,885,444

Massachusetts – 1.3%
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	620	645,135
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(f)	325	260,003
Series 2017A 7.75%, 12/01/2044(f)	140	112,000

		1,017,138

Michigan – 0.3%
City of Detroit MI 5.00%, 04/01/2038	75	77,366
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2022	115	125,324

		202,690

Minnesota – 0.3%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.105%, 08/01/2028(g)	125	125,000
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2049	105	109,748

		234,748

Mississippi – 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036	250	289,838

	Principal Amount (000)	U.S. $ Value

Missouri – 0.2%
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	$190	$177,812

Nebraska – 0.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2042	100	107,957

New Hampshire – 0.5%
New Hampshire Business Finance Authority Series 20201 4.125%, 01/20/2034	214	233,742
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2012 5.00%, 01/01/2042	115	119,225

		352,967

New Jersey – 4.8%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 06/15/2029	200	220,372
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	210	215,038
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 5.00%, 07/01/2045	100	119,308
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2036	280	333,810
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	640,816
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2035	340	399,123
New Jersey Turnpike Authority Series 2017B 5.00%, 01/01/2032	540	671,706
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 06/01/2046	1,045	1,179,648

		3,779,821

	Principal Amount (000)	U.S. $ Value

New York – 5.7%
Metropolitan Transportation Authority Series 2020C 5.00%, 11/15/2050	$1,000	$1,146,160
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2040	550	516,169
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2032	865	1,111,317
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	350	41,146
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	200	234,878
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014A 5.00%, 02/15/2028	425	490,416
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2026	365	392,225
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	275	280,217
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	150	163,727
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	112,132

		4,488,387

North Carolina – 0.8%
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	593,830

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	100	82,743

Ohio – 8.2%
Buckeye Tobacco Settlement Financing Authority 1.85%, 06/01/2029	300	302,217
Series 2020B 5.00%, 06/01/2055	3,045	3,355,651
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/2031	445	480,814

	Principal Amount (000)	U.S. $ Value

City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	$175	$203,313
County of Cuyahoga/OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	365	401,555
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	229,598
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.125%, 12/01/2049	100	101,811
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	100	57,763
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 01/15/2040	100	82,269
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	145	146,087
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	100	100,750
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	580	624,660
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	185	196,644
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	140	141,050

		6,424,182

Oklahoma – 2.3%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 09/01/2039	505	513,029
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2049	1,180	1,317,305

		1,830,334

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 3.6%
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	$130	$130,975
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040	100	102,591
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	102,917
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	510	466,461
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	110,152
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2036	200	237,642
School District of Philadelphia (The) Series 2019A 5.00%, 09/01/2044(h)	1,350	1,674,851

		2,825,589

Puerto Rico – 6.4%
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	30	20,907
Series 2011A 5.75%, 07/01/2024(c) (d)	40	25,200
Series 2012A 5.75%, 07/01/2028(c) (d)	100	62,000
Series 2014A 8.00%, 07/01/2035(c) (d)	135	78,806
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	151	99,339
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.00%, 07/01/2038-07/01/2044	175	177,843
6.125%, 07/01/2024	120	128,250
Series 2012A 5.00%, 07/01/2022-07/01/2033	215	223,544
5.125%, 07/01/2037	25	25,719
5.25%, 07/01/2029-07/01/2042	200	207,500
5.50%, 07/01/2028	75	79,406
5.75%, 07/01/2037	50	52,062
6.00%, 07/01/2047	50	52,187

	Principal Amount (000)	U.S. $ Value
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032	$85	$58,225
5.00%, 07/01/2037(c) (d)	245	167,825
Series 2010A 5.25%, 07/01/2030	15	10,312
Series 2010C 5.00%, 07/01/2021(c) (d)	25	17,125
Series 2010D 5.00%, 07/01/2028(c) (d)	15	10,275
Series 2010X 5.25%, 07/01/2040	150	103,125
Series 2010Z 5.25%, 07/01/2024	40	27,500
Series 2012A 5.00%, 07/01/2029	50	34,250
5.00%, 07/01/2042(c) (d)	10	6,850
AGM Series 2007V 5.25%, 07/01/2031	375	408,424
NATL Series 2007V 5.25%, 07/01/2035	100	101,529
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	125	136,844
AGC Series 2007N 5.25%, 07/01/2036	110	120,961
NATL Series 2007N 5.25%, 07/01/2032	100	102,004
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	390	402,675
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	2,154	650,645
Series 2019A 4.329%, 07/01/2040	440	458,203
5.00%, 07/01/2058	867	936,837

		4,986,372

South Carolina – 1.2%
South Carolina Public Service Authority Series 2014A 5.00%, 12/01/2049	220	244,822
Series 2014C 5.00%, 12/01/2046	325	366,896
Series 2016A 5.00%, 12/01/2036	265	312,737

		924,455

Tennessee – 2.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	370	352,081

	Principal Amount (000)	U.S. $ Value
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	$130	$147,585
5.00%, 08/01/2044-08/01/2049	740	898,680
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	135	77,980
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	250,081

		1,726,407

Texas – 5.9%
Austin Convention Enterprises, Inc. Series 2017A 5.00%, 01/01/2034	500	507,835
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042	100	106,140
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	167,878
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2014A 5.00%, 12/01/2025	580	689,405
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	100	105,613
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	573,955
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	450	477,455
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	100	100,815
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2034	250	289,568
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	100	100,318

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/2025	$675	$660,865
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	456	444,113
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044	100	103,985
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	235	274,285

		4,602,230

Utah – 1.5%
Salt Lake City Corp. Airport Revenue Series 2018A 5.00%, 07/01/2048(h)	1,000	1,197,450

Virginia – 0.2%
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	165	165,030

Washington – 2.0%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	305,992
Port of Seattle WA Series 2015C 5.00%, 04/01/2033	510	574,576
State of Washington 5.00%, 06/01/2037-06/01/2040(b)	200	262,654
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044	205	249,643
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	100	102,481
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	100	106,964

		1,602,310

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.8%
Tobacco Settlement Finance Authority Series 2007A 7.467%, 06/01/2047	$640	$665,741

Wisconsin – 1.7%
UMA Education, Inc. 5.00%, 10/01/2025-10/01/2029(a)	330	360,867
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2054	100	100,139
Wisconsin Public Finance Authority (21st Century Public Academy) 3.75%, 06/01/2030(a)	350	333,879
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	100	108,454
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017A 5.25%, 05/15/2042(a)	130	137,032
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030(a)	260	286,655

		1,327,026

Total Long-Term Municipal Bonds (cost $67,755,022)		69,300,102

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Non-Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. 2.65%, 06/15/2036(a)	372	420,805

Risk Share Floating Rate – 3.2%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.522% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (i)	72	71,438
Series 2019-3A, Class M1B 1.772% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (i)	252	243,892
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.322% (LIBOR 1 Month + 7.15%), 07/25/2023(i)	176	142,492
Series 2016-DNA4, Class M3 3.972% (LIBOR 1 Month + 3.80%), 03/25/2029(i)	261	263,895
Series 2019-DNA3, Class M2 2.222% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (i)	36	34,285

	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.572% (LIBOR 1 Month + 4.40%), 01/25/2024(i)	$210	$166,021
Series 2014-C03, Class 2M2 3.072% (LIBOR 1 Month + 2.90%), 07/25/2024(i)	133	109,648
Series 2015-C01, Class 2M2 4.722% (LIBOR 1 Month + 4.55%), 02/25/2025(i)	34	34,595
Series 2015-C02, Class 1M2 4.172% (LIBOR 1 Month + 4.00%), 05/25/2025(i)	111	111,281
Series 2016-C01, Class 1M2 6.922% (LIBOR 1 Month + 6.75%), 08/25/2028(i)	204	213,291
Series 2016-C02, Class 1M2 6.172% (LIBOR 1 Month + 6.00%), 09/25/2028(i)	311	319,790
Series 2016-C04, Class 1M2 4.422% (LIBOR 1 Month + 4.25%), 01/25/2029(i)	140	140,613
Series 2017-C01, Class 1M2 3.722% (LIBOR 1 Month + 3.55%), 07/25/2029(i)	207	208,576
Series 2017-C02, Class 2M2 3.822% (LIBOR 1 Month + 3.65%), 09/25/2029(i)	216	216,830
Series 2017-C04, Class 2M2 3.022% (LIBOR 1 Month + 2.85%), 11/25/2029(i)	258	250,828

Total Collateralized Mortgage Obligations (cost $3,011,960)		2,948,280

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.0%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2 2.674%, 04/10/2048	2	1,648

Non-Agency Floating Rate CMBS – 0.6%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.175% (LIBOR 1 Month + 1.00%), 11/15/2033(f) (i)	250	236,730
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.217% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (i)	275	264,342

		501,072

Total Commercial Mortgage-Backed Securities (cost $524,258)		502,720

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Financial Institutions – 0.4%
Insurance – 0.4%
Polaris Intermediate Corp. 8.50% (8.50% CASH/9.25% PIK), 12/01/2022(a) (j)	$300	$305,538

Industrial – 0.2%
Intelsat Jackson Holdings SA 5.50%, 08/01/2023	275	172,252

Total Corporates - Non-Investment Grade (cost $531,617)		477,790

ASSET-BACKED SECURITIES – 0.6%
Credit Cards - Fixed Rate – 0.4%
World Financial Network Credit Card Master Trust Series 2018-B, Class A 3.46%, 07/15/2025	335	344,351

Other ABS - Fixed Rate – 0.2%
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(a)	113	114,463

Total Asset-Backed Securities (cost $448,111)		458,814

CORPORATES - INVESTMENT GRADE – 0.4%
Financial Institutions – 0.3%
Insurance – 0.3%
Centene Corp. 4.25%, 12/15/2027	232	247,094

Industrial – 0.1%
Transportation - Services – 0.1%
Aviation Capital Group LLC 3.50%, 11/01/2027(a)	55	49,250

Total Corporates - Investment Grade (cost $266,315)		296,344

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
CLO - Floating Rate – 0.3%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 1.415% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (i) (cost $250,000)	250	243,811

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.6%
Investment Companies – 5.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(k) (l) (m) (cost $4,357,964)	4,357,964	$4,357,964

Total Investments – 100.2% (cost $77,145,247)(n)		78,585,825
Other assets less liabilities – (0.2)%		(137,756)

Net Assets – 100.0%		$78,448,069

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	(1.00)%	Quarterly	0.70%	USD	2,000	$(31,523)	$4,067	$(35,590)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,006	01/15/2025	1.637%	CPI#	Maturity	$(49,659)	$—	$(49,659)
USD	6,724	01/15/2025	1.673%	CPI#	Maturity	(123,992)	—	(123,992)
USD	5,000	01/15/2025	1.517%	CPI#	Maturity	(50,492)	—	(50,492)
USD	650	01/15/2028	0.735%	CPI#	Maturity	43,490	—	43,490
USD	1,110	01/15/2028	1.230%	CPI#	Maturity	27,846	—	27,846
USD	1,600	01/15/2030	1.585%	CPI#	Maturity	1,021	—	1,021
USD	525	01/15/2030	1.587%	CPI#	Maturity	217	—	217
USD	525	01/15/2030	1.572%	CPI#	Maturity	1,100	—	1,100

						$(150,469)	$—	$(150,469)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	8,270	12/11/2021	3 Month LIBOR	2.868%	Quarterly/ Semi-Annual	$331,401	$—	$331,401
USD	3,350	01/07/2022	3 Month LIBOR	2.488%	Quarterly/ Semi-Annual	115,342	—	115,342
USD	7,720	04/01/2022	3 Month LIBOR	1.863%	Quarterly/ Semi-Annual	261,151	—	261,151
USD	1,195	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	67,206	—	67,206
USD	2,685	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	159,010	—	159,010
USD	2,020	02/07/2030	3 Month LIBOR	1.624%	Quarterly/ Semi-Annual	226,186	—	226,186
USD	1,200	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	(12,460)	(48)	(12,412)
USD	1,100	04/01/2039	0.932%	3 Month LIBOR	Semi-Annual/ Quarterly	(41,956)	—	(41,956)
USD	1,000	04/01/2039	0.774%	3 Month LIBOR	Semi-Annual/ Quarterly	(9,112)	—	(9,112)
USD	5,500	04/01/2044	3 Month LIBOR	2.013%	Quarterly/ Semi-Annual	1,576,541	—	1,576,541
USD	3,850	04/01/2054	1.583%	3 Month LIBOR	Semi- Annual/ Quarterly	(983,116)	—	(983,116)

						$1,690,193	$(48)	$1,690,241

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	515	$(167,195)	$(60,602)	$(106,593)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	1,000	(324,733)	(129,270)	(195,463)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	17	(5,520)	(1,673)	(3,847)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	22.85%	USD	1,000	$(324,733)	$(131,522)	$(193,211)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	171	(55,529)	(16,568)	(38,961)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	9	(2,923)	(894)	(2,029)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	114	(37,010)	(11,337)	(25,673)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	750	(243,487)	(71,472)	(172,015)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	22.85	USD	149	(48,386)	(14,013)	(34,373)
JP Morgan Securities, LLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.36	USD	2,750	(325,356)	44,997	(370,353)

						$(1,534,872)	$(392,354)	$(1,142,518)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,600	10/29/2021	2.125%	CPI#	Maturity	$(106,751)	$—	$(106,751)
JPMorgan Chase Bank, NA	USD	2,500	07/15/2022	1.775%	CPI#	Maturity	(47,596)	—	(47,596)

							$(154,347)	$—	$(154,347)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,220	10/09/2029	1.120%	SIFMA*	Quarterly	$(145,646)	$—	$(145,646)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	$(146,769)	$—	$(146,769)

							$(292,415)	$—	$(292,415)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $7,342,442 or 9.4% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023	07/31/2014	$173,773	$2	0.00%

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.77% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.175%, 11/15/2033	12/04/2017	$250,000	$236,730	0.30%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	294,750	260,003	0.33%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	140,000	112,000	0.14%

(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2020 and the aggregate market value of this security amounted to $125,000 or 0.16% of net assets.

(h)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2020.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(n)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,857,629 and gross unrealized depreciation of investments was $(4,502,149), resulting in net unrealized appreciation of $1,355,480.

As of July 31, 2020, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Bond Fund, Inc.

AB Tax-Aware Fixed Income Opportunities Portfolio

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$69,300,102	$—	$69,300,102
Collateralized Mortgage Obligations	—	2,948,280	—	2,948,280
Commercial Mortgage-Backed Securities	—	502,720	—	502,720
Corporates - Non-Investment Grade	—	477,790	—	477,790
Asset-Backed Securities	—	458,814	—	458,814
Corporates - Investment Grade	—	296,344	—	296,344
Collateralized Loan Obligations	—	243,811	—	243,811
Short-Term Investments	4,357,964	—	—	4,357,964

Total Investments in Securities	4,357,964	74,227,861	—	78,585,825
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	73,674	—	73,674
Centrally Cleared Interest Rate Swaps	—	2,736,837	—	2,736,837
Liabilities:
Centrally Cleared Credit Default Swaps	—	(31,523)	—	(31,523)
Centrally Cleared Inflation (CPI) Swaps	—	(224,143)	—	(224,143)
Centrally Cleared Interest Rate Swaps	—	(1,046,644)	—	(1,046,644)
Credit Default Swaps	—	(1,534,872)	—	(1,534,872)
Inflation (CPI) Swaps	—	(154,347)	—	(154,347)
Interest Rate Swaps	—	(292,415)	—	(292,415)

Total	$4,357,964	$73,754,428	$—	$78,112,392

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$55,248	$50,890	$4,358	$20